Significant accounting policies - Reconciliation of initial balance of lease liabilities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Operating lease commitments as at 31 December 2018				S/ 511,595
Weighted average incremental borrowing rate as at 1 January 2019			5.58%
Discounted operating lease commitments as at 1 January 2019			S/ 345,259
Commitments relating to short-term leases
Commitments relating to leases of low-value assets	S/ (5,072)	(3,513)
Lease liabilities as at 1 January 2019	S/ 341,836	S/ 341,746